Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Accounts Payable And Accrued Expenses [Abstract]
Summary of Accounts Payable and Accrued Liabilities
The breakdown of accounts payable and accrued expenses is as follows:

	December 31, 2022	December 31, 2021
Trade payables	14,064	12,668
Accounts payable to related parties (note 22.2)	—	27
Social charges	5,537	7,048
Profit-sharing	9,484	7,203
Provision for vacation and benefits	5,506	4,333
Others	56	235

Total	34,647	31,514

Current	34,136	29,537
Non-current	511	1,977